Financial instruments fair value risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities

	€ million	€ million	€ million	€ million
	Fair value	Fair value	Carrying amount	Carrying amount
Fair values of financial assets and financial liabilities	2022	2021	2022	2021
Financial assets
Cash and cash equivalents	4,326	3,415	4,326	3,415
Financial assets at amortised cost	1,004	958	1,004	958
Financial assets at fair value through other comprehensive income	407	527	407	527
Financial assets at fair value through profit or loss
Derivatives	289	128	289	128
Other	889	741	889	741
	6,915	5,769	6,915	5,769
Financial liabilities
Bank loans and overdrafts	(519)	(402)	(519)	(402)
Bonds and other loans	(25,136)	(29,133)	(26,512)	(27,621)
Lease liabilities	(1,408)	(1,649)	(1,408)	(1,649)
Derivatives	(631)	(184)	(631)	(184)
Other financial liabilities	(418)	(277)	(418)	(277)
	(28,112)	(31,645)	(29,488)	(30,133)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category
For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Level 1 2022	Level 1 2021	Level 2 2022	Level 2 2021	Level 3 2022	Level 3 2021	Total fair value 2022	Total fair value 2021
Assets at fair value

Financial assets at fair value through other comprehensive income	17A	5	6	3	3	399	518	407	527
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	–	–	378	289	–	–	378	289
Other	17A	428	331	–	–	461	410	889	741

Liabilities at fair value
Derivatives(b)	16C	–	–	(784)	(235)	–	–	(784)	(235)
Contingent consideration	14	–	–	–	–	(164)	(180)	(164)	(180)
(a)Includes €89 million (2021: €161 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(153) million (2021: €(51) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

	€ million	€ million
Reconciliation of movements in Level 3 valuations	2022	2021
1 January	748	550
Gains and losses recognised in income statement	11	40
Gains and losses recognised in other comprehensive income	55	190
Purchases and new issues	94	30
Sales and settlements*	(212)	(62)
31 December	696	748
* This includes €(157) million movement due to derecognition of Unilever Ventures' equity interest in Nutrafol before business combination (refer to note 21 for more details).